Expense Example - Allspring Taxable Fixed Income Funds (Classes A, C, R6, Administrator & Institutional) - Allspring Core Bond Fund	Apr. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 518
Expense Example, with Redemption, 3 Years	684
Expense Example, with Redemption, 5 Years	865
Expense Example, with Redemption, 10 Years	1,386
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,837
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	231
Expense Example, with Redemption, 10 Years	532
Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	921
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	259
Expense Example, with Redemption, 10 Years	$ 594